Other Receivables - Schedule of Other Receivables (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Schedule of Other Receivables [Abstract]
Loans to third parties	[1]	$ 1,773,685
Others		32,469	50,281
Total other assets, non-current		$ 1,806,154	$ 50,281

[1]	On January 20, 2026, the Company provided interest-free loans of $146,824 and $440,470 to third parties, with the maturity date of January 19, 2027.